Label	Element	Value
Risk/Return:	dgff_RiskReturn1Abstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 12, 2020
Registrant Name	dei_EntityRegistrantName	Delaware Group Foundation Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001048133
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 12, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jun. 12, 2020
Prospectus Date	rr_ProspectusDate	Jul. 29, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Delaware Strategic Allocation Fund
Risk/Return:	dgff_RiskReturn1Abstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

DELAWARE GROUP® FOUNDATION FUNDS

Delaware Strategic Allocation Fund

(the “Fund”)

Supplement to the Fund’s Statutory Prospectus (the “Prospectus”)

dated July 29, 2019

On June 10, 2020, the Board of Trustees of the Fund approved the appointment of Macquarie Investment Management Global Limited (“MIMGL”) as a sub-advisor to the Fund to take effect as of June 11, 2020 (the “Effective Date”).

In connection therewith, upon the Effective Date, the following is added to the end of the section of the Fund’s Prospectus entitled “Fund summary – What are the Fund’s principal investment objectives?”:

As determined by MIMAK from time to time, Macquarie Investment Management Global Limited (MIMGL) is responsible for managing real estate investment trust securities and other equity asset classes to which MIMAK may allocate assets.

The following replaces the information in the section entitled “Fund summary – Who manages the Fund? – Investment Manager and sub-advisors”:

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Sub-advisors

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Jackson Square Partners, LLC (JSP) and Macquarie Investment Management Global Limited (MIMGL) serve as sub-advisors for the Fund. MIMAK is primarily responsible for the day-to-day management of the Fund’s portfolio and determines its asset allocation.

Macquarie Investment Management Austria Kapitalanlage AG

Portfolio managers	Title with MIMAK	Start date on the Fund
Stefan Löwenthal	Chief Investment Officer – Global Multi-Asset Team	January 2019
Jürgen Wurzer	Deputy Head of Portfolio Manager – Global Multi-Asset Team	January 2019

Macquarie Investment Management Europe Limited

Macquarie Investment Management Global Limited

Macquarie Funds Management Hong Kong Limited

The following replaces the section of the Fund’s Prospectus entitled “How we manage the Fund – Our principal investment strategies – Global real estate securities”:

Global real estate securities

Macquarie Investment Management Global Limited (MIMGL) is responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.   MIMGL invests in securities issued by US and non-US companies in the real estate and real estate-related sectors. A company in the real estate sector (such as a real estate operating or service company) generally derives at least 50% of its revenue from real estate or has at least 50% of its assets in real estate. MIMGL will allocate the assets among companies in various regions and countries throughout the world, including the US and developed, developing, and emerging market non-US countries. Therefore, the Fund may at times have a significant investment in real estate companies organized or located outside the US. Conversely, under certain market conditions, the MIMGL may shift more of the investments to US companies. The Fund may invest in securities issued in any currency and may hold foreign currency.

The following replaces the fifth paragraph of the section of the Fund’s Prospectus entitled “Who manages the Fund – Sub-advisors”:

MIMGL, located at 50 Martin Place, Sydney, Australia, is an affiliate of the Manager and a part of MIM. As of Dec. 31, 2019, MIM managed more than $258.7 billion in assets for institutional and individual clients. Although the Manager has principal responsibility for the Manager’s portion of the Fund, MIMGL is responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

A discussion of the basis for the Board’s approval of the Fund’s sub-advisory contract with MIMGL is available in the Fund’s next report to shareholders.

Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated June 11, 2020.

Delaware Strategic Allocation Fund | Class A
Risk/Return:	dgff_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	DFBAX
Delaware Strategic Allocation Fund | Class C
Risk/Return:	dgff_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	DFBCX
Delaware Strategic Allocation Fund | Class R
Risk/Return:	dgff_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	DFBRX
Delaware Strategic Allocation Fund | Institutional Class
Risk/Return:	dgff_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	DFFIX